Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Line of Credit [Abstract]
Line of Credit
4.	Line of Credit –

In September 2013, the Company entered into a line of credit (“the Line”) agreement for $555,000 with interest at 5.95%. The principal was due in monthly installments of $6,741 starting in November 2014 with the entire remaining outstanding principal due in July 2015. The Line was secured by all business assets and is guaranteed by certain members. The Line was amended on December 31, 2014 to reduce the maximum amount of the Line to $150,000, and to release certain property as security for the Line and to remove a certain guarantor from the agreement. In August 2015 the Line was renewed for a period of three months for $150,000 with interest at prime plus 1% with a minimum interest rate of 5.50%. In December 2015 the Line was amended to extend the maturity from October 2015 to February 2016. The Company repaid the Line in full in February 2016 and the Line was not renewed.

4.	Line of Credit

In September 2013 the Company entered into a line of credit agreement for $555,000 with interest at 5.95%. The principal was due in monthly installments of $6,741 starting in November 2014 with the entire remaining outstanding principal due in July 2015. The note was secured by all business assets and was guaranteed by certain members. The loan was amended on December 31, 2014 to reduce the maximum amount of the line of credit to $150,000, and to release certain property as security for the note and to remove a certain guarantor from the agreement. In August 2015 the line was renewed for a period of three months for $150,000 with interest at prime plus 1% with a minimum interest rate of 5.50%. In December 2015 the loan was amended to extend the maturity from October 2015 to February 2016. The Company repaid the line in full in February 2016 and the line was not renewed.